INVESTMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Schedule of investment
	September 30, 2022	December 31, 2021
Investment in Frictionless Financial Technologies, Inc.	$500,000	$500,000
Investment in Vivi Holdings, Inc.	1	1
	$500,001	$500,001

	December 31, 2021	December 31, 2020
Investment in Frictionless Financial Technologies, Inc.	$500,000	$-
Investment in Vivi Holdings, Inc.	1	1
	$500,001	$1